Commitments and Contingencies - Litigation, Long-term Liabilities for Uncertain Tax Positions (Details) $ in Thousands	1 Months Ended
	Dec. 31, 2020 CNY (¥)	Apr. 30, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Loss Contingencies
Amount of damages awarded to plaintiffs	¥ 1,000,000.0
Uncertain tax positions	¥ 28,200,000		$ 4,319	¥ 27,612,000
Claims about infringement of copyright and unauthorized selling on the Group's website and mobile applications for literature work
Loss Contingencies
Related claim for damages		¥ 99,800,000
Maximum actual income the Group generated from such literature work		¥ 1,500